Note 38 - Climate change (Details Textual) $ in Millions			1 Months Ended
	Nov. 30, 2023 USD ($) t	Oct. 31, 2023 USD ($) t	Feb. 28, 2021
Wind farm in Argentina [member]
Disclosure of climate change [line items]
Investments In Windfarm | $		$ 200
Percentage Of Energy Requirements Supplied		50.00%
Estimated reduction of carbon dioxide emissions in that country | t		152,000
Second Wind Farm In Argentina Member
Disclosure of climate change [line items]
Estimated reduction of carbon dioxide emissions in that country | t	102,500
Estimated investments in plan | $	$ 214
Percentage of energy requirements in that city to be supplied	30.00%
Medium term target [member]
Disclosure of climate change [line items]
Percentage of target for reducing carbon emissions intensity			30.00%
Period over climate-related target applies			2030
Baseline from which progress for climate-related target is measured			2018